Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001533924
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	AMPLIFY ENERGY CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-35512
Entity Tax Identification Number	82-1326219
Entity Address, Address Line One	500 Dallas Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	490-8900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	AMPY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false